Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision	The income tax provision for the years then ended comprised (in thousands):

	For the Year Ended December 31,
	2022	2021	2020
Current expense:
United Kingdom	$—	$—	$—
Foreign	524	513	287
Total current expense:	$524	$513	$287
Deferred benefit
United Kingdom	—	—	—
Foreign	(156)	(171)	(158)
Total deferred benefit:	(156)	(171)	(158)
Total income tax expense:	$368	$342	$129

Schedule of Reconciliation of Income Tax Expense

A reconciliation of income tax expense computed at the statutory U.K. income tax rate to income taxes as reflected in the consolidated financial statements is as follows (in thousands):

	For the Year Ended December 31,
	2022	2021	2020
Income taxes at UK statutory rate of 19%	$(16,806)	$(26,609)	$(18,277)
R&D expenditure	—	—	5,756
Foreign rate differential	62	69	42
Change in valuation allowance	19,280	40,508	15,691
U.S. state income taxes	35	21	(13)
Change in tax rates	(4,627)	(16,777)	—
Other	2,425	3,130	(3,070)
	$368	$342	$129

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2022 and 2021 consist of the following (in thousands):

	For the Year Ended December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforwards	$78,057	$64,527
Depreciation	(538)	(885)
Accrued expenses	531	393
Non-cash share-based compensation	2,686	4,900
Other	168	26
Total deferred tax assets	$80,904	$68,961
Valuation allowance	(80,369)	(68,584)
Net deferred tax assets	$535	$377

Schedule of Changes in Valuation Allowance for Deferred Tax Assets

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2022 and 2021 related primarily to the increases in net operating loss carryforwards and were as follows (in thousands):

	For the Year Ended December 31,
	2022	2021
Valuation allowance at beginning of year	$68,584	$24,450
Increases recorded to income tax provision	11,785	44,134
Valuation allowance at end of year	$80,369	$68,584